Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	$ 221
Balance end of year	5,174	$ 221
Property
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	20
Balance end of year	2,601	20
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	20
Balance end of year	2,601	20
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	201
Balance end of year	1,064	201
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance end of year	1,509
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	520	272
Additions during the year	5,550	204
Disposals during the year	(244)
Exchange rate adjustments	(278)	44
Balance end of year	5,548	520
Cost | Property
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	257	179
Additions during the year	2,891	55
Disposals during the year	(244)
Exchange rate adjustments	(148)	23
Balance end of year	2,756	257
Cost | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	263	93
Additions during the year	1,025	149
Exchange rate adjustments	(63)	21
Balance end of year	1,225	263
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Additions during the year	1,634
Exchange rate adjustments	(67)
Balance end of year	1,567
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	(299)	(171)
Depreciation for the year	(343)	(105)
Depreciation reversed on disposals	244
Exchange rate adjustments	24	(23)
Balance end of year	(374)	(299)
Accumulated Depreciation | Property
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	(237)	(144)
Depreciation for the year	(179)	(71)
Depreciation reversed on disposals	244
Exchange rate adjustments	17	(22)
Balance end of year	(155)	(237)
Accumulated Depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	(236)	(145)
Balance end of year	(557)	(236)
Accumulated Depreciation | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	(62)	(27)
Depreciation for the year	(105)	(34)
Exchange rate adjustments	6	(1)
Balance end of year	(161)	$ (62)
Accumulated Depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation for the year	(59)
Exchange rate adjustments	1
Balance end of year	$ (58)